Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2022
Categories of current financial assets [abstract]
Summary of Other Non-Current Assets

	December 31, 2022	December 31, 2021
	US$’000	US$’000
Value-added Tax (“VAT”) recoverable	—	4,080
Prepaid expenses	1,092	1,068
Lease receivables	395	—
Total	1,487	5,148